Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2055 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2055 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.62%)
Past 5 years	5.40%
Since Inception	6.65%
Fidelity Flex Freedom Blend 2055 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.83%)
Past 5 years	3.46%
Since Inception	4.73%
Fidelity Flex Freedom Blend 2055 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.40%)
Past 5 years	3.89%
Since Inception	4.89%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F1682
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.65%	[1]

[1]	AFrom June 8, 2017.